CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

NOTE 4 - CAPITAL STOCK

Common Stock - The Company has authorized 200,000,000 shares of common stock, $0.001 par value.  As of March 31, 2016, 1,000 shares were issued and outstanding.  The Company is a wholly owned subsidiary of FAB Universal Corp.

Reverse spin-off – On September 29, 2015, the Board of Directors of FAB resolved to spin-off the operations of Subsidiary, wherein FAB ownership of the Subsidiary was transferred to Libsyn and FAB’s Board of Directors declared a stock dividend of 1 share of common stock of Libsyn to each common shareholder of FAB that is payable on a date to be determined to each of FAB’s shareholders of record on the relevant record date.  The dividend will effectively spin-off the operations of Libsyn and Subsidiary to the shareholders of FAB accounting for the transaction as a reverse spin-off.

NOTE 4 - CAPITAL STOCK

Common Stock - The Company has authorized 200,000,000 shares of common stock, $0.001 par value.  As of December 31, 2015 and 20144, 1,000 shares were issued and outstanding.  The Company is a wholly owned subsidiary of FAB Universal Corp.

Reverse spin-off – On September 29, 2015, the Board of Directors of FAB resolved to spin-off the operations of Subsidiary, wherein FAB ownership of the Subsidiary was transferred to Libsyn and FAB’s Board of Directors declared a stock dividend of 1 share of common stock of Libsyn to each common shareholder of FAB that is payable on a date to be determined to each of FAB’s shareholders of record on the relevant record date.  The dividend will effectively spin-off the operations of Libsyn and Subsidiary to the shareholders of FAB accounting for the transaction as a reverse spin-off.